Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense charged for short-term leases	$ 1,125	$ 857
Rental expense charged for low value leases	65	675
Rental expense charged for variable leases	1,599	1,730
Rent Concessions On Lease Liability	21	416
Future cash outflows for leases not yet commenced	$ 82,013	$ 0